Employee Benefits	12 Months Ended
Dec. 31, 2011
Employee Benefits
20.	EMPLOYEE BENEFITS

The full-time employees of the Company’s subsidiaries, the VIE and its subsidiaries that are incorporated in the PRC are entitled to staff welfare benefits, including medical care, housing subsidies, unemployment insurance and pension benefits. These companies are required to accrue for these benefits based on certain percentages of the employees’ salaries in accordance with the relevant regulations, and to make contributions to the state-sponsored pension and medical plans out of the amounts accrued for medical and pension benefits. The Group’s PRC subsidiaries, the VIE and its subsidiaries have no legal obligation for the benefits beyond the contributions made. The total amounts expensed in the consolidated statements of operations and comprehensive income for such employee benefits amounted to RMB22,890,106, RMB33,346,393 and RMB42,567,100, (US$6,763,231), for the years ended December 31, 2009, 2010 and 2011, respectively. The PRC government is responsible for the medical benefits and ultimate pension liability to these employees.